UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549



Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6-30-10_
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):
[ ] is a restatement. [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: _Biondo Investment Advisors, LLC_
Address: PO Box 909, 540 Routes 6 & 209, Milford, PA  18337_
Form 13F File Number:  28-13475____________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name: Eugenia S. Pavek______________
Title: Chief Compliance Officer___________________
Phone: 570-296-5525________________________________________
Signature, Place, and Date of Signing:
Eugenia S. Pavek
Milford, PA
7-16-10
[Signature]
 [City, State]
 [Date]
Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: none______________
Form 13F Information Table Entry Total: 64_____________
Form 13F Information Table Value Total: $241,981(thousands)
List of Other Included Managers: None

Name of IssuerTitle of ClassCUSIPValue(x$1000)Shares/PrnAmtSh/PrnPut/CallInvestmentDiscretionOtherManagersSoleSharedNone
AMERICAN EXPRESS CO            CS             025816109    205            5175           SH Sole 5175       0          0
AMGEN INC                      CS             031162100    12092          229890         SH Sole 228690     0          1200
APPLE COMPUTER INC             CS             037833100    17735          70510          SH Sole 69910      0          600
BERKSHIRE HATHAWAY INC DEL CL  CS             084670702    394            4950           SH Sole 4950       0          0
BLDRS INDEX FDS TR ASIA 50 ADR ETF            09348R102    602            26365          SH Sole 26365      0          0
BLDRS INDEX FDS TR EMER MK 50  ETF            09348R300    667            17090          SH Sole 17090      0          0
BOEING CO                      CS             097023105    7200           114745         SH Sole 114745     0          0
CABLEVISION SYS CORP           CS             12686C109    3059           127410         SH Sole 127410     0          0
CELGENE CORP                   CS             151020104    2429           47790          SH Sole 47790      0          0
CISCO SYS INC                  CS             17275R102    386            18100          SH Sole 18100      0          0
COLGATE PALMOLIVE CO           CS             194162103    4049           51413          SH Sole 51013      0          400
COMPASS MINERALS INTL INC      CS             20451N101    678            9650           SH Sole 9650       0          0
CORE LABORATORIES N V          CS             N22717107    7331           49665          SH Sole 48465      0          1200
CREE INC                       CS             225447101    2105           35060          SH Sole 35060      0          0
CVS CORP                       CS             126650100    4088           139410         SH Sole 139410     0          0
DENDREON CORP                  CS             24823Q107    2790           86295          SH Sole 85345      0          950
DRESSER-RAND GROUP INC         CS             261608103    5224           165575         SH Sole 165575     0          0
EDWARDS LIFESCIENCES CORP      CS             28176E108    6385           113970         SH Sole 112220     0          1750
EXXON MOBIL CORP               CS             30231G102    1388           24322          SH Sole 24322      0          0
FEDEX CORP                     CS             31428X106    771            11000          SH Sole 11000      0          0
FORD MTR CO DEL                CS             345370860    15347          1522500        SH Sole 1511000    0          11500
FORD MTR CO DEL SR NT CV . 201 CB             345370CN8    623            500000        PRN Sole 500000     0          0
GENERAL ELEC CO                CS             369604103    150            10375          SH Sole 10375      0          0
GENZYME CORP                   CS             372917104    4895           96425          SH Sole 95225      0          1200
GOLDMAN SACHS GROUP INC        CS             38141G104    6756           51470          SH Sole 51020      0          450
GOOGLE INC                     CS             38259P508    6430           14452          SH Sole 14152      0          300
HALLIBURTON CO                 CS             406216101    2982           121485         SH Sole 121485     0          0
IDEXX LABS INC                 CS             45168D104    12161          199690         SH Sole 198290     0          1400
ILLUMINA INC                   CS             452327109    403            9250           SH Sole 9250       0          0
INTEL CORP                     CS             458140100    1956           100548         SH Sole 100548     0          0
INTUITIVE SURGICAL INC         CS             46120E602    28974          91800          SH Sole 90900      0          900
ISHARES TR 1-3 YR TRS BD       ETF            464287457    294            3491           SH Sole 3491       0          0
ISHARES TR MSCI EAFE IDX       ETF            464287465    556            11950          SH Sole 11950      0          0
J P MORGAN CHASE AND CO        CS             46625H100    9818           268180         SH Sole 266955     0          1225
JOHNSON AND JOHNSON            CS             478160104    694            11750          SH Sole 11750      0          0
JOHNSON CTLS INC               CS             478366107    3140           116850         SH Sole 116850     0          0
JPMORGAN CHASE AND CO          WT             46634E114    14519          1148673        SH Sole 143818    0          4855
LAM RESEARCH CORP              CS             512807108    206            5404           SH Sole 5404       0          0
MASTERCARD INC                 CS             57636Q104    12117          60730          SH Sole 60230      0          500
MERCK & CO INC NEW             CS             58933Y105    357            10200          SH Sole 10200      0          0
MICROSOFT CORP                 CS             594918104    960            41725          SH Sole 41725      0          0
MONSANTO CO NEW                CS             61166W101    1718           37160          SH Sole 6235      0          925
NBT BANCORP INC                CS             628778102    327            16000          SH Sole 16000      0          0
NOVELLUS SYS INC               CS             670008101    254            10000          SH Sole 10000      0          0
NUVASIVE INC                   CS             670704105    2157           60815          SH Sole 59965      0          850
PEPSICO INC                    CS             713448108    578            9475           SH Sole 8975       0          500
PETROLEO BRASILEIRO SA PETRO   ADR            71654V408    1031           30050          SH Sole 30050      0          0
PNC FINL SVCS GROUP INC        CS             693475105    339            6000           SH Sole 6000       0          0
POWERSHARES ETF TRUST GOLDEN D ETF            73935X401    712            31570          SH Sole 31570      0          0
PROCTER AND GAMBLE CO          CS             742718109    379            6320           SH Sole 6320       0          0
QUALCOMM INC                   CS             747525103    4604           140210         SH Sole 140210     0          0
RANGE RES CORP                 CS             75281A109    6042           150485         SH Sole 149160     0          1325
RESEARCH IN MOTION LTD         CS             760975102    2180           44250          SH Sole 44250      0          0
SALESFORCE COM INC             CS             79466L302    684            7975           SH Sole 7975       0          0
SCHLUMBERGER LTD               CS             806857108    484            8750           SH Sole 7750       0          1000
SIRIUS XM RADIO INC            CS             82967N108    38             40500          SH Sole 40500      0          0
SMUCKER J M CO                 CS             832696405    1360           22590          SH Sole 22590      0          0
STRYKER CORP                   CS             863667101    426            8500           SH Sole 8500       0          0
TRANSOCEAN LTD ZUG             CS             H8817H100    667            14407          SH Sole 14407      0          0
UNITED THERAPEUTICS CORP DEL   CS             91307C102    8345           170960         SH Sole 169560     0          1400
VERTEX PHARMACEUTICALS INC     CS             92532F100    4536           137870         SH Sole 136670     0          1200
VISA INC                       CS             92826C839    318            4500           SH Sole 4500       0          0
WELLS FARGO AND CO NEW         CS             949746101    305            11900          SH Sole 10500      0          1400
YUM BRANDS INC                 CS             988498101    1582           40520          SH Sole 40520      0          0
REPORT SUMMARY: 64 DATA RECORDS 241981 0 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED.   0 0 0
